Condensed Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2026	Dec. 31, 2025
Preference shares, par value (in dollars, per share)	$ 0.0001	$ 0.0001
Preference shares, shares authorized	1,500,000	1,500,000
Preference shares, shares issued
Preference shares, shares outstanding
Founder Shares
Number of shares no longer subject to forfeiture	750,000	750,000
Class A ordinary Shares
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	150,000,000	150,000,000
Ordinary shares, shares issued
Ordinary shares, shares outstanding
Class B ordinary Shares
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	15,000,000	15,000,000
Ordinary shares, shares issued	5,750,000	5,750,000
Ordinary shares, shares outstanding	5,750,000	5,750,000
Class B ordinary Shares | Over-Allotment Option
Number of shares subject to forfeiture	750,000	750,000
Class A ordinary Shares Subject to Possible Redemption
Class A ordinary shares subject to possible redemption, par value	$ 0.0001	$ 0.0001
Class A ordinary shares subject to possible redemption, share issued	17,250,000	0
Class A ordinary shares subject to possible redemption, outstanding	17,250,000	0
Class A ordinary shares subject to possible redemption, price per share	$ 10.27	$ 0
Class A ordinary shares not subject to possible redemption
Ordinary shares, shares issued
Ordinary shares, shares outstanding